SCHEDULE OF REVENUES BY CONCENTRATION OF RISK (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenue			$ 8,464	$ 10,629		$ 19,078	$ 8,137	$ 511
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Tapaszto Optic Ltd [Member]
Concentration Risk [Line Items]
Revenue			$ 2,474	$ 277		$ 454	$ 1,049	$ 386
Concentration risk percentage			29.00%	3.00%		2.00%	13.00%	75.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Infar International Pte Ltd [Member]
Concentration Risk [Line Items]
Revenue			$ 177	$ 4,452		$ 6,912	$ 6,833	$ 125
Concentration risk percentage			2.00%	42.00%		36.00%	84.00%	25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cross Optical [Member]
Concentration Risk [Line Items]
Revenue							$ 255
Concentration risk percentage							3.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Revenue			$ 8,464	$ 10,629		$ 19,078	$ 8,137	$ 511
Concentration risk percentage			100.00%	100.00%		100.00%	100.00%	100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Simson Trading Sdn. Bhd. [Member]
Concentration Risk [Line Items]
Revenue			$ 5,813	$ 5,900		$ 11,712
Concentration risk percentage			69.00%	56.00%		62.00%